Called up share capital (Narrative) (Details)	Jun. 30, 2018 £ / shares shares	Jun. 30, 2018 € / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 $ / shares shares
Ordinary shares [member]
Issued share capital	2,342,000,000	2,342,000,000	2,342,000,000	2,342,000,000	2,342,000,000	2,342,000,000
Par value per share | £ / shares	£ 1			£ 1
Sterling 1000 Preference Shares [member]
Issued share capital	1,000	1,000	1,000	1,000	1,000	1,000
Par value per share | £ / shares	£ 1			£ 1
Euro Preference Shares [member]
Issued share capital	31,856	31,856	31,856	31,856	31,856	31,856
Par value per share | € / shares		€ 100			€ 100
US Dollar Preference Shares 100 par value [Member]
Issued share capital	58,133	58,133	58,133	58,133	58,133	58,133
Par value per share | $ / shares			$ 100			$ 100
US Dollar Preference Shares Point Twenty-five Par Value [member]
Issued share capital	106,000,000	106,000,000	106,000,000	106,000,000	106,000,000	106,000,000
Par value per share | $ / shares			$ 0.25			$ 0.25